UNITED STATES

























SECRITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: March 31, 2001























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
November 20, 2001






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
147











dForm 13F Information Table Value Total:
161768











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
AT&T Corp
COM
001957109
67
3161
SH

Sole

3161


AVX Corp
COM
002444107
394
22800
SH

Sole

22800


Abbott Laboratories
COM
002824100
2217
46971
SH

Sole

46971


Agilent Technologies Inc
COM
00846U101
6
190
SH

Sole

190


Albertsons Inc
COM
013104104
80
2500
SH

Sole

2500


Alcatel
Sponsored ADR
013904305
33
1154
SH

Sole

1154


Allmerica Financial Corp
COM
019754100
477
9200
SH

Sole

9200


ALZA CORP
COM
022615108
308
7600
SH

Sole

7600


American Elec Pwr Inc
COM
025537101
28
600
SH

Sole

600


American Express
COM
025816109
3023
73197
SH

Sole

73197


American Home Products
COM
026609107
1110
18894
SH

Sole

18894


American International Group
COM
026874107
5990
74408
SH

Sole

74408


American Power Conversion
COM
029066107
433
33600
SH

Sole

33600


Anadarko Pete Corp
COM
032511107
223
3550
SH

Sole

3550


Anheuser-Busch Cos
COM
035229103
257
5600
SH

Sole

5600


Apache Corporation
COM
037411105
559
9700
SH

Sole

9700


Automatic Data Processing Inc
COM
053015103
721
11196
SH

Sole

11196


Avaya Inc
COM
053499109
10
797
SH

Sole

797


BP PLC
Sponsored ADR
055622104
1740
35067
SH

Sole

35067


Bank of America Corporation
COM
060505104
435
7941
SH

Sole

7941


Bank One Corp
COM
06423A103
529
14631
SH

Sole

14631


Bar Hbr Bankshares
COM
066849100
3
200
SH

Sole

200


Bellsouth Corp
COM
079860102
576
14088
SH

Sole

14088


Berkshire Hathaway Inc DEL
Class A
084670108
8967
137
SH

Sole

137


Berkshire Hathaway Inc DEL
Class B
084670207
6759
3106
SH

Sole

3106


Bristol-Myers Squibb Co
COM
110122108
2301
38739
SH

Sole

38739


Burlington Res Inc
COM
122014103
58
1300
SH

Sole

1300


CIGNA Corp
COM
125509109
32
300
SH

Sole

300


Campbell Soup Co
COM
134429109
24
800
SH

Sole

800


Carnival Corp
COM
143658102
1527
55200
SH

Sole

55200


Catellus Development Corp
COM
149111106
1549
98348
SH

Sole

98348


Cedar Fair L P
Depository Unit
150185106
3648
164309
SH

Sole

164309


Chevron
COM
166751107
397
4527
SH

Sole

4527


ChoicePoint Inc
COM
170388102
240
7113
SH

Sole

7113


Cisco Sys Inc
COM
17275R102
42
2640
SH

Sole

2640


CINTAS Corp
COM
172908105
95
2400
SH

Sole

2400


Citigroup Inc
COM
172967101
720
16014
SH

Sole

16014


Coca-Cola Co
COM
191216100
1827
40455
SH

Sole

40455


Cohen & Steers Total Return Fd
COM
19247R103
1445
113750
SH

Sole

113750


Colgate Palmolive Co
COM
194162103
616
11150
SH

Sole

11150


Cooper Inds Inc
COM
216669101
17
500
SH

Sole

500


Cornerstone Strategic Return
COM
21923Y105
467
59148
SH

Sole

59148


Corning Inc
COM
219350105
252
12200
SH

Sole

12200


Costco Wholesale Corp
COM
22160K105
5036
128294
SH

Sole

128294


Deluxe Corp
COM
248019101
7
300
SH

Sole

300


Devon Energy Corp New
COM
25179M103
576
9900
SH

Sole

9900


Dover Corp
COM
260003108
5227
145840
SH

Sole

145840


Eastman Kodak Co
COM
277461109
6
150
SH

Sole

150


EFUNDS Corp
COM
28224R101
3
165
SH

Sole

165


Elan PLC
ADR
284131208
756
14470
SH

Sole

14470


Electronic Data Sys New
COM
285661104
229
4100
SH

Sole

4100


Emerson Electric Co
COM
291011104
1609
25946
SH

Sole

25946


Equifax Inc
COM
294429105
806
43587
SH

Sole

43587


Ericsson L M Tel Co
ADR CL B SEK10
294821400
89
16000
SH

Sole

16000


Exxon Mobil Corporation
COM
30231G102
2907
35883
SH

Sole

35883


Federal Home Ln Mtg Corp
COM
313400301
6049
93309
SH

Sole

93309


Federal Natl Mtg Assn
COM
313586109
522
6560
SH

Sole

6560


Fifth Third Bancorp
COM
316773100
83
1552
SH

Sole

1552


First Data Corp
COM
319963104
352
5900
SH

Sole

5900


First Financial Fund Inc
COM
320228109
122
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
1053
27896
SH

Sole

27896


Forrester Resh Inc
COM
346563109
219
9200
SH

Sole

9200


GPU Inc
COM
36225X100
392
12060
SH

Sole

12060


Gannett Co
COM
364730101
602
10084
SH

Sole

10084


General Electric Co
COM
369604103
6894
164686
SH

Sole

164686


General Mls Inc
COM
370334104
20
470
SH

Sole

470


Genzyme Corp
COM
372917104
452
10000
SH

Sole

10000


Gillette Co
COM
375766102
3643
116866
SH

Sole

116866


GlaxoSmithKline PLC
Sponsored ADR
37733W105
305
5826
SH

Sole

5826


Hewlett Packard Co
COM
428236103
449
16364
SH

Sole

16364


Home Depot Inc
COM
437076102
743
17249
SH

Sole

17249


Illinois Tool Wks Inc
COM
452308109
153
2700
SH

Sole

2700


Intel Corp
COM
458140100
920
34954
SH

Sole

34954


International Business Machs
COM
459200101
1635
17000
SH

Sole

17000


International Flavors&Fragranc
COM
459506101
72
3246
SH

Sole

3246


Ionics Inc
COM
462218108
13
500
SH

Sole

500


Johnson & Johnson
COM
478160104
4351
49745
SH

Sole

49745


Jones Apparel Group Inc
COM
480074103
1357
35900
SH

Sole

35900


Kellogg Co
COM
487836108
49
1825
SH

Sole

1825


Kimberly Clark Corp
COM
494368103
383
5650
SH

Sole

5650


Leucadia National Corp
COM
527288104
222
6900
SH

Sole

6900


Eli Lilly & Co
COM
532457108
1475
19245
SH

Sole

19245


Loews Corp
COM
540424108
214
3600
SH

Sole

3600


Lucent Technologies
COM
549463107
227
22763
SH

Sole

22763


M & T Bank Corp
COM
55261F104
888
12700
SH

Sole

12700


MBIA Inc
COM
55262C100
395
4900
SH

Sole

4900


Manpower Inc
COM
56418H100
1635
56782
SH

Sole

56782


Marsh & McLennan Cos Inc
COM
571748102
167
1762
SH

Sole

1762


McCormick & Co Inc
COM
579780206
210
5000
SH

Sole

5000


McDonalds Corp
COM
580135101
698
26284
SH

Sole

26284


McGraw Hill Companies
COM
580645109
371
6220
SH

Sole

6220


Medtronic Inc
COM
585055106
580
12689
SH

Sole

12689


Merck & Co
COM
589331107
2353
31000
SH

Sole

31000


Metals USA Inc
COM
591324108
14
5000
SH

Sole

5000


Microsoft Corp
COM
594918104
365
6674
SH

Sole

6674


Minnesota Mng & Mfg Co
COM
604059105
720
6933
SH

Sole

6933


JP Morgan Chase & Co
COM
616880100
249
5550
SH

Sole

5550


Motorola Inc
COM
620076109
4
300
SH

Sole

300


Nextel Partners Inc
Class A
65333F107
165
12000
SH

Sole

12000


Nortel Networks Corp New
COM
656568102
298
21200
SH

Sole

21200


Nucor Corp
COM
670346105
144
3600
SH

Sole

3600


Oracle Corp
COM
68389X105
39
2600
SH

Sole

2600


Pall Corp
COM
696429307
426
19450
SH

Sole

19450


Pepsico Inc
COM
713448108
1065
24222
SH

Sole

24222


Pfizer Inc
COM
717081103
2639
64448
SH

Sole

64448


Philip Morris Cos Inc
COM
718154107
754
15900
SH

Sole

15900


Phillips Petroleum Co
COM
718507106
402
7300
SH

Sole

7300


Pitney Bowes Inc
COM
724479100
819
23567
SH

Sole

23567


Procter & Gamble Co
COM
742718109
1608
25680
SH

Sole

25680


Progressive Corp
COM
743315103
465
4787
SH

Sole

4787


Quaker Oats Co
COM
747402105
29
300
SH

Sole

300


Qwest Communications Intl Inc
COM
749121109
34
981
SH

Sole

981


Royal Dutch Pete Co
NY REG GLD1.25
780257804
557
10048
SH

Sole

10048


SBC Communications Inc
COM
78387G103
686
15363
SH

Sole

15363


SPDR TR
UNIT SER 1
78462F103
412
3535
SH

Sole

3535


Sara Lee Corp
COM
803111103
151
7000
SH

Sole

7000


Schering-Plough Corp.
COM
806605101
415
11352
SH

Sole

11352


Schlumberger Ltd
COM
806857108
614
10664
SH

Sole

10664


Seacoast BKG Group Fla
CLASS A
811707207
9
300
SH

Sole

300


Sector SPDR TR
SBI INT-TECH
81369Y803
2802
113000
SH

Sole

113000


Service Corp International
COM
817565104
422
88900
SH

Sole

88900


Servicemaster Co
COM
81760N109
4601
409739
SH

Sole

409739


Shell Trans & Trading PLC
NEW YORK SH NEW
822703609
14
300
SH

Sole

300


Sigma Aldrich Corp
COM
826552101
405
8450
SH

Sole

8450


Southwest Airlines Co
COM
844741108
1227
69100
SH

Sole

69100


Staples Inc
COM
855030102
36
2450
SH

Sole

2450


State Street Corp
COM
857477103
135
1450
SH

Sole

1450


SunGard Data Systems Inc
COM
867363103
866
17600
SH

Sole

17600


Sysco Corp
COM
871829107
1301
49082
SH

Sole

49082


Target Corp
COM
87612E106
216
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
682
15500
SH

Sole

15500


Texaco Inc
COM
881694103
615
9266
SH

Sole

9266


Tootsie Roll
COM
890516107
818
17725
SH

Sole

17725


Tyco Int'l Ltd New
COM
902124106
8694
201118
SH

Sole

201118


UST Inc
COM
902911106
36
1200
SH

Sole

1200


US Bancorp
COM
902973304
280
12076
SH

Sole

12076


USA Education Inc
COM
90390U102
51
700
SH

Sole

700


Verizon Communications
COM
92343V104
600
12167
SH

Sole

12167


Vodafone Group PLC New
Sponsored ADR
92857W100
321
11810
SH

Sole

11810


Walmart Stores Inc
COM
931142103
2429
48102
SH

Sole

48102


Walgreen Co
COM
931422109
357
8750
SH

Sole

8750


Washington Real Estate Invt TR
SH BEN INT
939653101
28
1200
SH

Sole

1200


Wells Fargo & Co
COM
949746101
4015
81163
SH

Sole

81163


XEROX Corp
COM
984121103
2
300
SH

Sole

300













